                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: _______

      This Amendment (Check only one): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BDTCP GP I, LLC
Address: 401 North Michigan Avenue, Suite 3100
         Chicago, Illinois 60611

Form 13F File Number: 28-14356

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Bush
Title:   Vice President & Secretary
Phone:   312-660-7300

Signature, Place, and Date of Signing:

/s/ William Bush                           Chicago, IL        May 15, 2013
----------------------------------------   ----------------   -----------------
[Signature]                                [City, State]         [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                  Name

     28-14388                              BDT Capital Partners, LLC
     -----------------                     ------------------------------------